Jul. 28, 2016
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated February 27, 2017 to the
Blackstone Alternative Multi-Strategy Fund
Prospectus and Statement of Additional Information,
each dated July 28, 2016

Reorganization of Sub-Adviser

Effective as of February 15, 2017, FT AlphaParity, LLC became investment manager to accounts previously advised by AlphaParity LLC ("AlphaParity"). Accordingly, AlphaParity no longer serves as a sub-adviser to the Fund. The Fund's assets managed by AlphaParity are now managed by FT AlphaParity, LLC. Therefore, all references to AlphaParity in the Fund's Prospectus and Statement of Additional Information are hereby removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, FT AlphaParity, LLC ("FT AlphaParity") will serve as a sub-adviser to the Fund.

Effective immediately, the Fund's Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the "Principal Investment Strategies" section of the Prospectus is amended and restated as follows:

Sub-Adviser	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Partners Limited	Macro Strategies
FT AlphaParity, LLC	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies